TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Domestic	$ (12,273)	$ (9,568)	$ (14,021)
Foreign	(38,671)	10,768	3,689
Income (loss) before income taxes	$ (50,944)	$ 1,200	$ (10,332)